Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Revenue
Operating Expenses
General and administrative	152,064	18,416	486,741	62,241	621,246	773,310
Exploration costs	356,696		530,925		553,198	909,894
Management fees	279,999		543,974		556,454	836,453
Total Operating Expenses	(788,759)	(18,416)	(1,561,640)	(62,241)	(1,730,898)	(2,519,657)
Other income
Interest income		7,397	8,647	1,192	9,839	9,839
Gain on settlement of note receivable			5,161		5,161	5,161
Total other income		7,397	13,808	1,192	15,000	15,000
Loss before income taxes	(788,759)	(11,019)	(1,547,832)	(61,049)	(1,715,898)	(2,504,657)
Provision for Income Tax
Net Loss for the Period	(788,759)	(11,019)	(1,547,832)	(61,049)	(1,715,898)	(2,504,657)
Net loss attributable to noncontrolling interest	925		18,181		18,181	19,106
Net loss attributable to Lone Star Gold, Inc.	$ (787,834)	$ (11,019)	$ (1,529,651)	$ (61,049)	$ (1,697,717)	$ (2,485,551)
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Weighted Average Common Shares Outstanding	91,727,606	126,895,820	118,686,221	115,760,194